Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Components of Expense Assumptions

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2021	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2020	45.00	0.85%~0.90%	25.00	0.90%

Summary of Net Liabilities of Insurance Contracts
(b)	Net liabilities of insurance contracts

	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Gross
Long-term insurance contracts	3,379,603	2,936,533
Short-term insurance contracts
- Claims and claim adjustment expenses	26,234	21,991
- Unearned premiums	14,062	14,701

Total, gross	3,419,899	2,973,225

Recoverable from reinsurers
Long-term insurance contracts (Note 13)	(4,910)	(4,228)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 13)	(412)	(209)
- Unearned premiums (Note 13)	(823)	(523)

Total, ceded	(6,145)	(4,960)

Net
Long-term insurance contracts	3,374,693	2,932,305
Short-term insurance contracts
- Claims and claim adjustment expenses	25,822	21,782
- Unearned premiums	13,239	14,178

Total, net	3,413,754	2,968,265

Summary of Movements in Liabilities of Short-Term Insurance Contracts
The table below presents movements in claims and claim adjustment expense reserve:

	2021 RMB million	2020 RMB million
Notified claims	4,319	2,781
Incurred but not reported	17,672	15,623

Total as at 1 January - Gross	21,991	18,404

Cash paid for claims settled
- Cash paid for current year claims	(34,301)	(32,804)
- Cash paid for prior year claims	(17,783)	(16,682)
Claims incurred
- Claims arising in current year	56,938	52,589
- Claims arising in prior years	(611)	484

Total as at 31 December - Gross	26,234	21,991

Notified claims	4,197	4,319
Incurred but not reported	22,037	17,672

Total as at 31 December - Gross	26,234	21,991

Summary of Movements in Unearned Premium Reserves
The table below presents movements in unearned premium reserves:

	2021			2020
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	14,701	(523)	14,178	13,001	(369)	12,632
Increase	14,062	(823)	13,239	14,701	(523)	14,178
Release	(14,701)	523	(14,178)	(13,001)	369	(12,632)

As at 31 December	14,062	(823)	13,239	14,701	(523)	14,178

Summary of Movements in Liabilities of Long-Term Insurance Contracts
The table below presents movements in the liabilities of long-term insurance contracts:

	2021	2020
	RMB million	RMB million
As at 1 January	2,936,533	2,521,331
Premiums	542,974	536,150
Release of liabilities (i)	(287,705)	(288,959)
Accretion of interest	148,504	129,679
Change in assumptions
- Change in discount rates	30,701	35,071
- Change in other assumptions (ii)	7,574	3,472
Other movements	1,022	(211)

As at 31 December	3,379,603	2,936,533

(i)	The release of liabilities mainly consists of release due to death or other benefits and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)
For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,677 million.

For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,391 million.

Investment returns of asset portfolio backing [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2021	4.85%
As at 31 December 2020	4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2021	2.88%~4.80%
As at 31 December 2020	3.09%~4.80%